Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair value measurements

Fair value measurements

Fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for an identical asset or liability, we develop assumptions based on market observable data and, in the absence of such data, utilize internal information that we consider to be consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Priority is given to observable inputs. These two types of inputs form the basis for the following fair value hierarchy.

•	Level 1: Quoted prices for identical assets or liabilities in active markets.

•	Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for similar or identical assets or liabilities in markets that are not active; and valuations based on models where the inputs or significant value drivers are observable, either directly or indirectly.

•	Level 3: Significant inputs to the valuation model are unobservable.

Foreign currencies

Foreign currencies

The Company uses the U.S. dollar as its reporting currency. As of January 1, 2016, as a result of the acquisition of Freescale, NXP has concluded that the functional currency of the holding company is the U.S. dollar. Prior to January 1, 2016, the functional currency of the holding company was the euro. As of January 1, 2017, as a result of internal reorganizations, NXP changed the functional currency of the principal Netherlands subsidiary to the U.S. dollar. For consolidation purposes, the financial statements of the entities within the Company with a functional currency other than the U.S. dollar, are translated into U.S. dollars. Assets and liabilities are translated using the exchange rates on the applicable balance sheet dates. Income and expense items in the statements of operations, statements of comprehensive income and statements of cash flows are translated at monthly exchange rates in the periods involved.

The effects of translating the financial position and results of operations from functional currencies to reporting currency are recognized in other comprehensive income and presented as a separate component of accumulated other comprehensive income (loss) within stockholders’ equity. If the operation is a non-wholly owned subsidiary, then the relevant proportionate share of the translation difference is recorded under non-controlling interests.

The following table sets out the exchange rates for U.S. dollars into euros applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average(1)	high	low
2017	1.1932	1.1310	1.0474	1.1932
2016	1.0474	1.1065	1.0474	1.1423
2015	1.0915	1.1150	1.0869	1.2155

(1)	The average of the noon-buying rate at the end of each fiscal month during the period presented.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations, except when the foreign exchange exposure is part of a qualifying cash flow or net investment hedge accounting relationship, in which case the related foreign exchange gains and losses are recognized directly in other comprehensive income to the extent that the hedge is effective and presented as a separate component of accumulated other comprehensive income (loss) within stockholders’ equity. To the extent that the hedge is ineffective, such differences are recognized in the statement of operations. Currency gains and losses on intercompany loans that have the nature of a permanent investment are recognized as translation differences in other comprehensive income and are presented as a separate component of accumulated other comprehensive income (loss) within equity.

Derivative financial instruments including hedge accounting

Derivative financial instruments including hedge accounting

The Company uses derivative financial instruments in the management of its foreign currency risks and the input costs of gold for a portion of our anticipated purchases within the next 12 months.

The Company measures all derivative financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as appropriate, and records these as assets or liabilities in the balance sheet. Changes in the fair values are immediately recognized in the statement of operations unless cash flow hedge accounting is applied.

Changes in the fair value of a derivative that is highly effective and designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The application of cash flow hedge accounting for foreign currency risks is limited to transactions that represent a substantial currency risk that could materially affect the financial position of the Company.

Foreign currency gains or losses arising from the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly in other comprehensive income, to the extent that the hedge is effective, and are presented as a separate component of accumulated other comprehensive income (loss) within stockholders’ equity.

To the extent that a hedge is ineffective, the ineffective portion of the fair value change is recognized in the Consolidated Statements of Operations. When the hedged net investment is disposed of, the corresponding amount in the accumulated other comprehensive income is transferred to the statement of operations as part of the profit or loss on disposal.

On initial designation of the hedge relationship between the hedging instrument and hedged item, the Company documents this relationship, including the risk management objectives and strategy in undertaking the hedge transaction and the hedged risk, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk.

When cash flow hedge accounting is discontinued because it is not probable that a forecasted transaction will occur within a period of two months from the originally forecasted transaction date, the Company continues to carry the derivative on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income are recognized immediately in earnings. In situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the Consolidated Balance Sheets, and recognizes any changes in its fair value in earnings.

The gross notional amounts of the Company’s foreign currency derivatives by currency were as follows:

	2017	2016
Euro	696	459
Chinese renminbi	132	45
Japanese yen	29	35
Malaysian ringgit	89	73
Singapore dollar	64	41
Swiss franc	34	4
Taiwan dollar	122	94
Thai baht	68	43
Other	16	5

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include all cash balances and short-term highly liquid investments with a maturity of three months or less at acquisition that are readily convertible into known amounts of cash. Cash and cash equivalents are stated at face value which approximates fair value.

Receivables

Receivables

Receivables are carried at amortized cost, net of allowances for doubtful accounts and net of rebates and other contingent discounts granted to distributors. When circumstances indicate a specific customer’s ability to meet its financial obligation to us is impaired, we record an allowance against amounts due and value the receivable at the amount reasonably expected to be collected. For all other customers, we evaluate our trade accounts receivable for collectibility based on numerous factors including objective evidence about credit-risk concentration, collective debt risk based on average historical losses, and specific circumstances such as serious adverse economic conditions in a specific country or region.

Inventories

Inventories

Inventories are stated at the lower of cost or market, less advance payments on work in progress. The cost of inventories is determined using the first-in, first-out (FIFO) method. An allowance is made for the estimated losses due to obsolescence. This allowance is determined for groups of products based on purchases in the recent past and/or expected future demand and market conditions. Abnormal amounts of idle facility expense and waste are not capitalized in inventory. The allocation of fixed production overheads to the inventory cost is based on the normal capacity of the production facilities.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the expected economic life of the asset. Depreciation of special tooling is also based on the straight-line method unless a depreciation method other than the straight-line method better represents the consumption pattern. Gains and losses on the sale of property, plant and equipment are included in other income and expense. Plant and equipment under capital leases are initially recorded at the lower of the fair value of the leased property or the present value of minimum lease payments. These assets and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset.

Goodwill

Goodwill

We record goodwill when the purchase price of an acquisition exceeds the fair value of the net tangible and identified intangible assets acquired. We assign the goodwill to our reporting units based on the relative expected fair value provided by the acquisition. We perform an annual impairment assessment in the fourth quarter of each year, or more frequently if indicators of potential impairment exist, which includes evaluating qualitative and quantitative factors to assess the likelihood of an impairment of a reporting unit’s goodwill. We perform impairment tests using a fair value approach when necessary. The reporting unit’s carrying value used in an impairment test represents the assignment of various assets and liabilities, excluding certain corporate assets and liabilities, such as cash, investments and debt.

Identified intangible assets

Identified intangible assets

Licensed technology and patents are generally amortized on a straight-line basis over the periods of benefit. We amortize all acquisition-related intangible assets that are subject to amortization over their estimated useful life based on economic benefit. Acquisition-related in-process R&D assets represent the fair value of incomplete R&D projects that had not reached technological feasibility as of the date of acquisition; initially, these assets are not subject to amortization. Assets related to projects that have been completed are subject to amortization, while assets related to projects that have been abandoned are impaired and expensed to R&D. In the quarter following the period in which identified intangible assets become fully amortized, we remove the fully amortized balances from the gross asset and accumulated amortization amounts.

We perform a quarterly review of finite-lived identified intangible assets to determine whether facts and circumstances indicate that the useful live is shorter than we had originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, we assess recoverability by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If an asset’s useful life is shorter than originally estimated, we accelerate the rate of amortization and amortize the remaining carrying value over the new shorter useful life. We perform an annual impairment assessment in the fourth quarter of each year for indefinite-lived intangible assets, or more frequently if indicators of potential impairment exist, to determine whether it is more likely than not that the carrying value of the assets may not be recoverable. If necessary, a quantitative impairment test is performed to compare the fair value of the indefinite-lived intangible asset with its carrying value. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.

Research and development

Research and development

Costs of research and development are expensed in the period in which they are incurred, except for in-process research and development assets acquired in business combinations, which are capitalized and, after completion, are amortized over their estimated useful lives.

Advertising	Advertising Advertising costs are expensed when incurred.
Debt issuance costs

Debt issuance costs

Direct costs incurred to obtain financings are capitalized and subsequently amortized over the term of the debt using the effective interest rate method. Upon extinguishment of any related debt, any unamortized debt issuance costs are expensed immediately.

Revenue recognition

Revenue recognition

The Company’s revenue is derived from sales to distributors, made-to-order sales to Original Equipment Manufacturers (“OEMs”) and similar customers.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or the service has been provided, the sales price is fixed or determinable, and collection is reasonably assured, based on the terms and conditions of the sales contract. For made-to-order sales, these criteria are met at the time the product is shipped and delivered to the customer and title and risk have passed to the customer. Acceptance of the product by the customer is generally not contractually required, since, for made-to-order customers, design approval occurs before manufacturing and subsequently delivery follows without further acceptance protocols. Payment terms used are those that are customary in the particular geographic market. When management has established that all aforementioned conditions for revenue recognition have been met, revenue is recognized.

For sales to distributors, revenue is recognized upon sale to the distributor (sell-in accounting). The same recognition principles apply and similar terms and conditions as for sales to other customers are applied. However, for some distributors contractual arrangements are in place, which allow these distributors to return products if certain conditions are met. These conditions generally relate to the time period during which a return is allowed and reflect customary conditions in the particular geographic market. Other return conditions relate to circumstances arising at the end of a product life cycle, when certain distributors are permitted to return products purchased during a pre-defined period after the Company has announced a product’s pending discontinuance. However, long notice periods associated with these announcements prevent significant amounts of product from being returned. Repurchase agreements with OEMs or distributors are not entered into by the Company.

Distributor reserves estimate the impact of credits granted to distributors under certain programs common in the semiconductor industry whereby distributors receive certain price adjustments to meet individual competitive opportunities, or are allowed to return or scrap a limited amount of product in accordance with contractual terms agreed upon with the distributor, or receive price protection credits when our standard published prices are lowered from the price the distributor paid for product still in its inventory. The Company’s policy is to use a rolling historical experience rate, as well as a prospective view of products and pricing in the distribution channel for distributors who participate in our volume rebate incentive program, in order to estimate the proper provision for this program at the end of any given reporting period. We continually monitor the actual claimed allowances against our estimates, and we adjust our estimates as appropriate to reflect trends in pricing environments and inventory levels. Distributor reserves are also adjusted when recent historical data does not represent anticipated future activity.

For sales where return rights exist, the Company has determined, based on historical data, that only a very small percentage of the sales of this type to distributors is actually returned. In accordance with this historical data, a pro rata portion of the sales to these distributors is not recognized but deferred until the return period has lapsed or the other return conditions no longer apply.

Revenue is recorded net of sales taxes, customer discounts, rebates and other contingent discounts granted to distributors. We include shipping charges billed to customers in revenue and include the related shipping costs in cost of revenue.

Restructuring

Restructuring

The provision for restructuring relates to the estimated costs of initiated restructurings that have been approved by Management. When such plans require discontinuance and/or closure of lines of activities, the anticipated costs of closure or discontinuance are recorded at fair value when the liability has been incurred. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. The restructuring liability includes the estimated cost of termination benefits provided to former or inactive employees after employment but before retirement, costs to terminate leases and other contracts, and selling costs associated with assets held for sale and other costs related to the closure of facilities. One-time employee termination benefits are recognized ratably over the future service period when those employees are required to render services to the Company, if that period exceeds 60 days or a longer legal notification period. However, generally, employee termination benefits are covered by a contract or an ongoing benefit arrangement and are recognized when it is probable that the employees will be entitled to the benefits and the amounts can be reasonably estimated.

Financial income and expense

Financial income and expense

Financial income and expense is comprised of interest income on cash and cash equivalent balances, the interest expense on borrowings, the accretion of the discount or premium on issued debt, the gain or loss on the disposal of financial assets, impairment losses on financial assets and gains or losses on hedging instruments recognized in the statement of operations. For periods prior to January 1, 2016, the mark-to-market of our warrant liability and foreign exchange results on our U.S. dollar denominated debt that resides in a Euro entity were also included. As of January 1, 2016, as a result of the acquisition of Freescale, NXP concluded that the functional currency of the holding company is USD. Beginning from January 1, 2016, the warrants are classified in stockholders’ equity, and mark-to-market accounting is no longer applicable. In addition to our U.S. dollar-denominated notes, term loans and RCF agreements are no longer re-measured.

Borrowing costs that are not directly attributable to the acquisition, construction or production of property, plant and equipment are recognized in the statement of operations using the effective interest method.

Income taxes

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax basis of assets and liabilities and their reported amounts. Measurement of deferred tax assets and liabilities is based upon the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax liabilities for income taxes or withholding taxes on dividends from subsidiaries are recognized in situations where the company does not consider the earnings indefinitely reinvested and to the extent that the withholding taxes are not expected to be refundable.

Deferred tax assets, including assets arising from loss carryforwards, are recognized, net of a valuation allowance, if based upon the available evidence it is more likely than not that the asset will be realized.

The income tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the relevant taxing authorities. The income tax benefit recognized is measured based on the largest benefit that is more than 50 percent likely to be realized upon resolution of the uncertainty. The liability for unrecognized tax benefits and the related interest and penalties is recorded under accrued liabilities and other non-current liabilities in the balance sheet based on the timing of the expected payment. Penalties are recorded as income tax expense, whereas interest is reported as financial expense in the statement of operations.

Postretirement benefits

Postretirement benefits

The Company’s employees participate in pension and other postretirement benefit plans in many countries. The costs of pension and other postretirement benefits and related assets and liabilities with respect to the Company’s employees participating in the various plans are based upon actuarial valuations.

Some of the Company’s defined-benefit pension plans are funded with plan assets that have been segregated and restricted in a trust, foundation or insurance company to provide for the pension benefits to which the Company has committed itself.

The net liability or asset recognized in the balance sheet in respect of the postretirement plans is the present value of the projected benefit obligation less the fair value of plan assets at the balance sheet date. Most of the Company’s plans are unfunded and result in a provision or a net liability.

For the Company’s major plans, the discount rate is derived from market yields on high quality corporate bonds. Plans in countries without a deep corporate bond market use a discount rate based on the local government bond rates.

Benefit plan costs primarily represent the increase in the actuarial present value of the obligation for benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets and net of employee contributions.

Actuarial gains and losses arise mainly from changes in actuarial assumptions and differences between actuarial assumptions and what has actually occurred. They are recognized in the statement of operations, over the expected average remaining service periods of the employees only to the extent that their net cumulative amount exceeds 10% of the greater of the present value of the obligation or of the fair value of plan assets at the end of the previous year (the corridor). Events which invoke a curtailment or a settlement of a benefit plan will be recognized in our statement of operations.

In calculating obligation and expense, the Company is required to select actuarial assumptions. These assumptions include discount rate, expected long-term rate of return on plan assets, assumed health care trend rates and rates of increase in compensation costs determined based on current market conditions, historical information and consultation with and input from our actuaries. Changes in the key assumptions can have a significant impact to the projected benefit obligations, funding requirements and periodic cost incurred.

Unrecognized prior-service costs related to the plans are amortized to the statements of operations over the average remaining service period of the active employees.

Contributions to defined-contribution and multi-employer pension plans are recognized as an expense in the statements of operations as incurred.

The Company determines the fair value of plan assets based on quoted prices or comparable prices for non-quoted assets. For a defined-benefit pension plan, the benefit obligation is the projected benefit obligation; for any other postretirement defined benefit plan it is the accumulated postretirement benefit obligation.

The Company recognizes as a component of other comprehensive income, net of taxes, the gains or losses and prior service costs that arise during the year but are not recognized as a component of net periodic benefit cost. Amounts recognized in accumulated other comprehensive income, including the gains or losses and the prior services costs are adjusted as they are subsequently recognized as components of net periodic benefit costs.

For all of the Company’s postretirement benefit plans, the measurement date is December 31, our year-end.

Share-based compensation

Share-based compensation

We recognize compensation expense for all share-based awards based on the grant-date estimated fair values, net of an estimated forfeiture rate. We use the Black-Scholes option pricing model to determine the estimated fair value for certain awards. Share-based compensation cost for restricted share units (“RSU”s) with time-based vesting is measured based on the closing fair market value of our common stock on the date of the grant, reduced by the present value of the estimated expected future dividends, and then multiplied by the number of RSUs granted. Share-based compensation cost for performance-based share units (“PSU”s) granted with performance or market conditions is measured using a Monte Carlo simulation model on the date of grant.

The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods in our Consolidated Statements of Operations. For stock options and RSUs, the grant-date value, less estimated pre-vest forfeitures, is expensed on a straight-line basis over the vesting period. PSUs are expensed using a graded vesting schedule. The vesting period for stock options is generally four years, for RSUs is generally three years and PSUs is one to three years.

Earnings per share

Earnings per share

Basic earnings per share attributable to stockholders is calculated by dividing net income or loss attributable to stockholders of the Company by the weighted average number of common shares outstanding during the period.

To determine diluted share count, we apply the treasury stock method to determine the dilutive effect of outstanding stock option shares, RSUs, PSUs and Employee Stock Purchase Plan (“ESPP”) shares. Under the treasury stock method, the amount the employee must pay for exercising share-based awards and the amount of compensation cost for future service that the Company has not yet recognized are assumed to be used to repurchase shares.

Concentration of risk

Concentration of risk

Financial instruments, including derivative financial instruments, that may potentially subject NXP to concentrations of credit risk, consist principally of cash and cash equivalents, short-term investments, long-term investments, accounts receivable and forward contracts.

We sell our products to OEMs and to distributors in various markets, who resell these products to OEMs, or their subcontract manufacturers. One of our distributors accounted for 15% of our revenue in 2017, 13% in 2016 and 14% in 2015 and one other distributor accounted for less than 10% of our revenue in 2017, less than 10% in 2016 and 14% in 2015. No other distributor accounted for greater than 10% of our revenue for 2017, 2016 or 2015. One OEM for which we had direct sales to accounted for 11% of our revenue in 2017, and less than 10% in 2016 and 2015. No other individual OEM for which we had direct sales to accounted for more than 10% of our revenue for 2017, 2016 or 2015.

Credit exposure related to NXP’s foreign currency forward contracts is limited to the realized and unrealized gains on these contracts.

NXP is party to certain hedge transactions related to its 2019 Cash Convertible Senior Notes. NXP is subject to the risk that the counterparties to these transactions may not be able to fulfill their obligations under these hedge transactions.

NXP purchased options and issued warrants to hedge potential cash payments in excess of the principal and contractual interest related to its 2019 Cash Convertible Senior Notes, which were issued during fiscal 2014. The 2019 Cash Convertible Senior Note hedges are adjusted to fair value each reporting period and unrealized gains and losses are reflected in NXP’s Consolidated Statements of Operations. Because the fair value of the 2019 Cash Convertible Senior Notes embedded conversion derivative and the 2019 Cash Convertible Senior Notes hedges are designed to have similar offsetting values, there was no impact to NXP’s Consolidated Statements of Operations relating to these adjustments to fair value.

The Company is using outside suppliers or foundries for a portion of its manufacturing capacity.

We have operations in Europe and Asia subject to collective bargaining agreements which could pose a risk to the Company in the near term but we do not expect that our operations will be disrupted if such is the case.

Accounting standards adopted in 2017

Accounting standards adopted in 2017

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The ASU includes multiple provisions intended to simplify various aspects of the accounting for share-based payments. The new standard requires the recognition of the income tax effects of awards in the income statement when the awards vest or are settled, thus eliminating additional paid in capital pools. The standard also allows for the employer to repurchase more of an employee’s shares for tax withholding purposes without triggering liability accounting. In addition, the ASU allows for a policy election to account for forfeitures as they occur rather than on an estimated basis. The new standard became effective for us on January 1, 2017. The adoption of this standard did not have a material impact on our financial position or results of operations.

In October 2016, the FASB issued ASU 2016-16, Accounting for Income Taxes: Intra-Entity Asset Transfers of Assets Other than Inventory. Under ASU 2016-16, the selling (transferring) entity is required to recognize a current tax expense or benefit upon transfer of the asset. Similarly, the purchasing (receiving) entity is required to recognize a deferred tax asset or deferred tax liability, as well as the related deferred tax benefit or expense, upon receipt of the asset. The new standard became effective for us on January 1, 2017, due to the Company’s decision to early adopt. The adoption of this standard did not have a material impact on our financial position or results of operations.

New standards to be adopted after 2017

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes all existing revenue recognition requirements, including most industry-specific guidance. The new standard requires a company to recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delayed the effective date of the new standard from January 1, 2017 to January 1, 2018. The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. In the fourth quarter of 2017, the Company finalized its assessment of the new standard. The analysis included reviewing the significant revenue streams and identifying whether there may be differences in timing of revenue recognition under the new standard, as well as assessing performance obligations, variable consideration, and contract costs. The Company will adopt this standard as of January 1, 2018 by applying the modified retrospective transition method. Under that method, the cumulative effect of initially applying the new standard to existing contracts as of January 1, 2018 will be recognized as an adjustment to the opening balance of retained earnings in the first quarter of 2018, and revenues reported in the periods prior to the date of adoption will not change. Based on our assessment, the Company does not expect the adoption of Topic 606 to have a material impact on our financial position, results of operations or disclosures because, for the vast majority of our contracts, revenue is recognized at a point in time upon shipment and transfer of control, which is consistent with our current revenue recognition model. There are a limited number of contracts with products that have no alternative use and an enforceable right to payment for performance completed to date, which under Topic 606 are recognized over time and under Topic 605 are recognized upon delivery. The impact of these contracts and other differences is not material.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net). In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients and ASU 2016-11, Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. These amendments provide additional clarification and implementation guidance on the previously issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606).

The amendments in ASU 2016-08 clarify how an entity should identify the specified good or service for the principal versus agent evaluation and how it should apply the control principle to certain types of arrangements. ASU 2016-10 clarifies the following two aspects of ASU 2014-09: identifying performance obligations and licensing implementation guidance. ASU 2016-11 rescinds several SEC Staff Announcements that are codified in Topic 605, including, among other items, guidance relating to accounting for consideration given by a vendor to a customer, as well as accounting for shipping and handling fees and freight services. ASU 2016-12 provides clarification to Topic 606 on how to assess collectability, present sales tax, treat noncash consideration, and account for completed and modified contracts at the time of transition. In addition, ASU 2016-12 clarifies that an entity retrospectively applying the guidance in Topic 606 is not required to disclose the effect of the accounting change in the period of adoption. The effective date and transition requirements for these amendments are the same as the effective date and transition requirements of ASU 2014-09, which is effective for fiscal years, and for interim periods within those years, beginning after December 15, 2017. The Company has determined that the adoption of this guidance will not have a material impact on our financial position or results of operations.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (Subtopic 825-10). The new standard requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income, requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset, and eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. The new standard will be effective for us on January 1, 2018. The adoption of this guidance is not expected to have a material impact on our financial position or results of operations.

In February, 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The new standard requires lessees to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Lessor accounting is similar to the current model, but updated to align with certain changes to the lessee model and the new revenue recognition standard. Existing sale-leaseback guidance, including guidance for real estate, is replaced with a new model applicable to both lessees and lessors.

The new standard will be effective for us on January 1, 2019 with early adoption permitted. We are currently evaluating the potential impact that Topic 842 may have on our financial position or results of operations.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 addresses how certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic 230, Statement of Cash flow, and other Topics. ASU 2016-15 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2017. The Company does not expect the adoption of this guidance to have a material impact on our financial position or results of operations.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. ASU 2017-01 introduces a screen to determine when an integrated set of assets and activities is not a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated as a business. ASU 2017-01 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2017. The Company does not expect the adoption of this guidance to have a material impact on our financial position or results of operations.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Instead, the one step quantitative impairment test calculates goodwill impairment as the excess of the carrying value of a reporting unit over its fair value, up to the carrying value of the goodwill. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019, with early adoption permitted. The ASU should be applied on a prospective basis. The Company does not expect the adoption of this guidance to have a material impact on our financial position or results of operations.

In March 2017, the FASB issued ASU 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (“net benefit cost”). The ASU requires that the service cost component be presented separately from the other components of net benefit cost. Services costs should be presented with other employee compensation costs within operations or capitalized in inventory or other assets in accordance to the company’s accounting policies. The other components of net benefit costs should be presented separately outside of a subtotal of income from operations, if one is presented. ASU 2017-07 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2017. The presentation of the service cost component should be applied retrospectively, and any capitalization of the service cost component should be applied prospectively. The Company does not expect the adoption of this guidance to have a material impact on our financial position or results of operations.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvement to Accounting for Hedging Activities. ASU 2017-12 simplifies certain aspects of hedge accounting and improves disclosures of hedging arrangements through the elimination of the requirement to separately measure and report hedge ineffectiveness. The ASU generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. Entities must apply the amendments to cash flow and net investment hedge relationships that exist on the date of adoption using a modified retrospective approach. The presentation and disclosure requirements must be applied prospectively. ASU 2017-12 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2018, with early adoption permitted. The Company does not expect the adoption of this guidance to have a material impact on our financial position or results of operations.